8. STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
8. STOCK OPTION PLANS

During Fiscal 2005, the Company established, and the stockholders approved, an Employee Benefit and Consulting Services Compensation Plan (the "2005 Plan") for the granting of up to 2,000,000 non-statutory and incentive stock options and stock awards to directors, officers, consultants and key employees of the Company. On June 9, 2005, the Board of Directors amended the Plan to increase the number of stock options and awards to be granted under the Plan to 4,000,000.  During Fiscal 2009, the Company established a plan of long-term stock-based compensation incentives for selected Eligible Participants of the Company covering 4,000,000 shares. This plan was adopted by the Board of Directors and approved by stockholders in October 2009 and shall be known as the 2009 Employee Benefit and Consulting Services Compensation Plan (the "2009 Plan"). (The 2005 and 2009 Plans are collectively referred to as the “Plans” and the Company has a combined 8,000,000 shares available for issuance under the Plans.)

All stock options under the Plans are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. For option grants, the Company will take into consideration payments subject to the provisions of ASC 718 "Stock Compensation", previously Revised SFAS No. 123 "Share-Based Payment" ( "SFAS 123 (R)"). The fair values of these restricted stock awards are equal to the market value of the Company's stock on the date of grant, after taking into certain discounts. The expected volatility is based upon historical volatility of our stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. Previously, such assumptions were determined based on historical data.

The weighted average assumptions made in calculating the fair values of options granted during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011

Expected volatility	303.1%	203.04%
Expected dividend yield	–	–
Risk-free interest rate	1.06%	1.88%
Expected term (in years)	6.65	6.54

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value

Outstanding, January 1, 2012	3,505,000	$.84	4.85	171,600
Granted	1,120,000	$.54
Exercised	–	–
Cancelled / Expired	(50,000)	$1.00

Outstanding, December 31, 2012	4,575,000	$.76	4.36	27,000

Options exercisable, December 31, 2012	4,575,000	$.76	4.36	–

The weighted-average grant-date fair value of options granted under the Plans during the years ended December 31, 2012 and 2011 was $.54 and $0.43.

The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2012 is calculated as the difference between the exercise price of the underlying options and the market price of the Company's common stock for the shares that had exercise prices, that were lower than the $.60 closing price of the Company's common stock on December 31, 2012.

As of December 31, 2012, the fair value of unamortized compensation cost related to unvested stock option awards was zero. As of December 31, 2011, the fair value of unamortized compensation cost related to unvested stock option awards was approximately $31,200. Unamortized compensation cost as of December 31, 2011 was expected to be recognized over a remaining weighted-average vesting period of 1.25 years.

The weighted average assumptions made in calculating the fair value of warrants granted during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended
	2012	2011

Expected volatility	52.88%	56.83%
Expected dividend yield	–	–
Risk-free interest rate	.3%	1.07%
Expected term (in years)	3.5	3.0

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value
Outstanding, January 1, 2012	12,570,642	$.48	1.84	1,943,000
Granted	2,648,890	$.57
Exercised	(900,000)	–
Cancelled/Expired		–
Outstanding, December 31, 2012	14,319,532	$.55	1.56	10,000

Warrants exercisable, December 31, 2012	14,319,532	$.55	1.56	–

COMMON SHARES RESERVED

	12-31-2012	12-31-2011

Stock Option Plans	4,575,000	3,365,000
Unclassified warrants	551,600	551,600
Class D Warrants	2,062,377	2,062,377
Class E Warrants	5,851,665	5,851,665
Class F Warrants	325,000	1,225,000
Class G Warrants	900,000	900,000
Class H Warrants	1,980,000	1,980,000
Class AA Warrants	1,730,556	0
Class BB Warrants	918,334	0